Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of direct and indirect subsidiaries

	Ownership percentage
	December 31,	December 31,
	2019	2018
Subsidiaries
Linx Sistemas e Consultoria Ltda.	99.99%	99.99%
Linx Telecomunicações Ltda.	99.99%	99.99%
Indirect subsidiaries
Napse S.R.L.	100.00%	100.00%
Synthesis Holding LLC.	100.00%	100.00%
Retail Renda Fixa Crédito Privado Fundo de Investimento	100.00%	100.00%
Santander Moving Tech RF Referenciado DI CP FI	100.00%	—
Sback Tecnologia da Informação Ltda.	100.00%	100.00%
DCG Soluções para Venda Digital S.A. (*)	—	100.00%
Linx Pay Meios de Pagamento Ltda.	100.00%	100.00%
Hiper Software S.A. (**)	100.00%	—
Millennium Network Ltda. (*) (**)	—	—
SetaDigital Sistemas Gerenciais Ltda. (**)	100.00%	—

(*)      Companies merged into Linx Sistemas in 2019

(**)     Companies acquired by Linx Sistemas in 2019

Schedule of assets acquired through suppliers which did not affect cash

	December 31
	2019	2018
Acquisition of computers, furniture and facilities included in suppliers payable	2,419	341
Acquisition of software and software developed included in suppliers payable	380	—

Schedule of new standards and amended standards adopted

Standards and amended standards
IFRS 16	Leases
IFRIC 23	Uncertainty related to income tax treatments
Amendments to IFRS 9	Characteristics of prepayment with negative remuneration
Amendments to IAS 28	Long-term Investment in Associated Companies and Joint Ventures
IFRS Standards Annual Improvements	Cycle 2015–2017
Amendments to IAS 19	Alteration of plan, Restriction or Settlement

Schedule of reconciliation of consolidated balance sheet balances affected by IFRS 16

	Financial
	Statements	Impact concerning	Financial	Financial
	disclosed on	the adoption of	statements -	statements -
	12/31/2018	IFRS 16/	01/01/2019	12/31/2019
Assets
Advance	10,394	(10,394)	—	—
Other receivable	688,110	—	688,110	1,299,970
Current assets	698,504	(10,394)	688,110	1,299,970
Right-of-use assets	—	102,190	102,190	124,039
Other non-current assets	949,172	—	949,172	1,139,934
Non-current assets	949,172	102,190	1,051,362	1,263,973
Total assets	1,647,676	91,796	1,739,472	2,563,943
Liabilities
Leasing payable	—	6,531	6,531	47,478
Other current liabilities	220,700	—	220,700	322,369
Current liabilities	220,700	6,531	227,231	369,847
Leasing payable	—	85,265	85,265	78,604
Other non-current liabilities	369,767	—	369,767	325,648
Non‑current liabilities	369,767	85,265	455,032	404,252
Shareholders’ equity	1,057,209	—	1,057,209	1,789,844
Total liabilities and shareholders’ equity	1,647,676	91,796	1,739,472	2,563,943

Schedule of results with and without implementation of IFRS 16

			Financial
	Financial		Statements as of
	Statements	Impact	12/31/2019
	disclosed on	of	without effect of
	12/31/2019	IFRS 16(*)	said standards
Profit (loss)
Net revenue	788,159	—	788,159
Costs of services rendered	(272,115)	—	(272,115)
Gross income	516,044	—	516,044
Operating expenses	(434,934)	10,600	(424,334)
Income (loss) before financial income and expenses	81,110	10,600	91,710
Financial results	(17,177)	9,857	(7,320)
Income (loss) before taxes	63,933	20,457	84,390
Current and deferred income tax and social contribution	(25,057)	2,551	(22,506)
Net income	38,876	23,008	61,884

(*) The operating expenses includes the impact of amortization of the right-of-use assets, net of the rental payments made during 2019. The financial results impacts refer to interest expenses and net present value adjustments of the rental contracts.

Schedule of right-of-use assets and lease liabilities and movements during the period

	Right-of-use assets
	Lease of property	Other equipment	Cloud (*)	Total	Lease liabilities
On January 1, 2019	90,924	872	10,394	102,190	91,796
Addition (***)	14,269	4,629	54,099	72,997	66,154
Write-off (****)	(20,816)	(37)	(850)	(21,703)	(22,880)
Amortization (**)	(10,895)	(284)	(18,266)	(29,445)	—
Interest and exchange rate change expenses	—	—	—	—	9,857
Payment	—	—	—	—	(18,845)
December 31, 2019	73,482	5,180	45,377	124,039	126,082

Current liabilities					47,478
Non-current liabilities					78,604

(*) Lease of cloud storage space

(**) Annual average rate of depreciation – 10%-33%

(***) The Company and its subsidiaries applied exceptions to the standard for short-term and low-value contracts, recorded in rental expenses in the amount of R$ 522 on December 31, 2019

(****) The Company has identified events giving rise to revaluation and modification of their principal contracts, such as changes in the discount rates. The lease liabilities revaluation is recognized as an adjustment to the right-of-use assets.

Schedule of standards issued that did not take effect

Standards and amended standards		Effective date (annual periods starting on or after)
IFRS 17	Insurance contracts	January 1, 2021
Amendments to IFRS 3	Business definition	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of material omission	January 1, 2020